`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     May 5, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	233,274

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      188    13783 SH       SOLE                                      13783
American Intl Group Com        COM              026874107     6821    95603 SH       SOLE                                      95603
Amgen Inc                      COM              031162100     3773    64888 SH       SOLE                                      64888
Automatic Data Process Com     COM              053015103     4509   107354 SH       SOLE                                     107354
BP Amoco P L C Sponsored Adr   COM              055622104      343     6692 SH       SOLE                                       6692
Bank Of America Corp New       COM              060505104      659     8133 SH       SOLE                                       8133
Barnesandnoble.com Inc         COM              067846105       30    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     1781    64313 SH       SOLE                                      64313
Berkshire Hathaway Inc Del Cl  COM              084670108     2053       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    15735     5058 SH       SOLE                                       5058
Bluegreen Corp                 COM              096231105      389    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Capital Crossing Bk Com        COM              140071101      328     4440 SH       SOLE                                       4440
Cardinal Health Inc Com        COM              14149Y108     8055   116902 SH       SOLE                                     116902
Cendant Corp                   COM              151313103      431    17665 SH       SOLE                                      17665
ChevronTexaco Corp Com         COM              166764100    10799   123023 SH       SOLE                                     123023
Cisco Sys Inc                  COM              17275R102    11726   497477 SH       SOLE                                     497477
Coca-Cola                      COM              191216100     6517   129554 SH       SOLE                                     129554
Colgate Palmolive              COM              194162103      770    13976 SH       SOLE                                      13976
Comcast Corp New Cl A          COM              20030N101      315    10962 SH       SOLE                                      10962
Dell Computer                  COM              247025109     8716   259256 SH       SOLE                                     259256
Du Pont E I De Nemours Com     COM              263534109      282     6682 SH       SOLE                                       6682
E M C Corp Mass Com            COM              268648102     1230    90375 SH       SOLE                                      90375
Eli Lilly & Co.                COM              532457108     1829    27336 SH       SOLE                                      27336
Ericsson L M Tel Co Adr Cl B S COM              294821608     3550   127887 SH       SOLE                                     127887
Exxon Mobil Corp Com           COM              30231G102    13394   322050 SH       SOLE                                     322050
Fidelity Comwlth Tr Ndq Cp Idx COM              315902808      463     5820 SH       SOLE                                       5820
First Data Corp Com            COM              319963104     1809    42915 SH       SOLE                                      42915
Fulton Finl Corp PA Com        COM              360271100      380    17078 SH       SOLE                                      17078
GB Hldgs Inc Com               COM              36150A109       25    10799 SH       SOLE                                      10799
General Dynamics Corp Com      COM              369550108     4476    50105 SH       SOLE                                      50105
General Electric Co            COM              369604103     7283   238618 SH       SOLE                                     238618
Home Depot                     COM              437076102     8996   240800 SH       SOLE                                     240800
Honeywell Intl Inc             COM              438516106      310     9163 SH       SOLE                                       9163
IShares Tr S&P Midcap Value    COM              464287705     1824    15780 SH       SOLE                                      15780
IShares Tr S&P Smlcp Grow      COM              464287887      216     2310 SH       SOLE                                       2310
IShares Tr S&P Smlcp Valu      COM              464287879      476     4450 SH       SOLE                                       4450
Intel                          COM              458140100    13360   491176 SH       SOLE                                     491176
International Business Machine COM              459200101      548     5965 SH       SOLE                                       5965
Johnson & Johnson              COM              478160104     4193    82664 SH       SOLE                                      82664
Juniper Networks Inc Com       COM              48203R104      260    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109      665    14568 SH       SOLE                                      14568
Lowes Cos Inc Com              COM              548661107      219     3908 SH       SOLE                                       3908
Lucent Technologies Com        COM              549463107       61    14916 SH       SOLE                                      14916
MBIA Inc                       COM              55262C100     4991    79605 SH       SOLE                                      79605
MBNA Corp Com                  COM              55262L100     7816   282892 SH       SOLE                                     282892
McDonalds                      COM              580135101     4287   150059 SH       SOLE                                     150059
Medco Health Solutions Com     COM              58405U102      464    13637 SH       SOLE                                      13637
Medtronic                      COM              585055106      267     5599 SH       SOLE                                       5599
Merck & Co, Inc.               COM              589331107     4998   113112 SH       SOLE                                     113112
Microsoft                      COM              594918104     7322   293713 SH       SOLE                                     293713
Nasdaq 100 Tr Unit Ser 1       COM              631100104      299     8347 SH       SOLE                                       8347
Nokia Corp Sponsored Adr       COM              654902204      676    33331 SH       SOLE                                      33331
Nortel Networks Corp New       COM              656568102      295    49600 SH       SOLE                                      49600
Northrop Grumman Corp Com      COM              666807102     1668    16951 SH       SOLE                                      16951
Oracle Corp Com                COM              68389X105     7670   639165 SH       SOLE                                     639165
Pfizer                         COM              717081103    11223   320191 SH       SOLE                                     320191
Proctor & Gamble               COM              742718109     6379    60822 SH       SOLE                                      60822
SBC Communications Inc         COM              78387G103     2442    99528 SH       SOLE                                      99528
SLM Corp                       COM              78442P106     8086   193208 SH       SOLE                                     193208
Student Loan Corp              COM              863902102     8854    57120 SH       SOLE                                      57120
Teco Energy Inc.               COM              872375100     1263    86305 SH       SOLE                                      86305
United Healthcare Corp Com     COM              910581107     1505    23348 SH       SOLE                                      23348
Unitrin Inc Com                COM              913275103      238     5550 SH       SOLE                                       5550
Verizon Communications Com     COM              92343V104      749    20501 SH       SOLE                                      20501
Wal-mart Stores Inc            COM              931142103      553     9261 SH       SOLE                                       9261
Walt Disney Co                 COM              254687106     1192    47696 SH       SOLE                                      47696
La Quinta Pptys Inc Paired Ctf                  50419U202      250    33209 SH       SOLE